Document and Entity Information	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	ONEOK, Inc.
Entity Incorporation State Country Code	OK
Entity File Number	001-13643
Entity Tax Identification Number	73-1520922
Entity Address Address Line 1	100 West Fifth Street
Entity Address City Or Town	Tulsa
Entity Address State Or Province	OK
Entity Address Postal Zip Code	74103
City Area Code	918
Local Phone Number	588-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value of $0.01
Trading Symbol	OKE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001039684
Current Fiscal Year End Date	--12-31
Amendment Flag	false